Goodwill and Intangible Assets, Net Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill beginning balance			$ 232,954	$ 383,018
Goodwill acquired during the year				5,806
Return of purchase price				(7,382)
Impairment charges	$ (15,400)	$ (148,500)	(15,456)	(148,488)	$ 0
Goodwill ending balance	217,498	232,954	217,498	232,954	383,018
Gas Gathering and Processing Equipment [Member]
Goodwill [Roll Forward]
Goodwill beginning balance			0	125,974
Goodwill acquired during the year				0
Return of purchase price				(7,382)
Impairment charges				(118,592)
Goodwill ending balance	0	0	0	0	125,974
Liquid Pipelines and Services
Goodwill [Roll Forward]
Goodwill beginning balance			113,669	137,243
Goodwill acquired during the year				0
Return of purchase price				0
Impairment charges			0	(23,574)
Goodwill ending balance	113,669	113,669	113,669	113,669	137,243
Terminalling Services
Goodwill [Roll Forward]
Goodwill beginning balance			88,466	88,466
Goodwill acquired during the year				0
Return of purchase price				0
Impairment charges			0	0
Goodwill ending balance	88,466	88,466	88,466	88,466	88,466
Propane Marketing Services
Goodwill [Roll Forward]
Goodwill beginning balance			30,819	31,335
Goodwill acquired during the year				5,806
Return of purchase price				0
Impairment charges			(15,456)	(6,322)
Goodwill ending balance	$ 15,363	$ 30,819	$ 15,363	$ 30,819	$ 31,335